Commitment and contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Disclosure Of Future Minimum Purchase Commitments	The amounts in the table below represent Polestar´s future commitments as of June 30, 2024:

	Total	Less than 1 year	Between 1-5 years	After 5 years
PS2 battery purchase volume commitments	91,193	44,566	46,627	—
Logistics service commitments	38,364	38,364	—	—
PS3 and PS4 purchase volume commitments	226,954	226,954	—	—
PS4 sales volume commitments	80,885	13,483	60,069	7,333
Total	$437,396	$323,367	$106,696	$7,333